Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 - STOCKHOLDERS’ EQUITY

Common Stock Activity During the Year Ended December 31, 2022

The following summarizes the Common Stock activity for the year ended December 31, 2022:

Outstanding shares
Balance, December 31, 2021	1,151,207
Shares of Common Stock issued	324,928
Shares issued for services	7, 693
Treasury stock	(10,183)
Balance, December 31, 2021	1,473,645

On April 6, 2022, the Company issued 7,693 shares of its Common Stock pursuant to a Service Agreement between the Company and a service provider. The fair market value of the shares at the issuance date was $110.

On August 4, 2022, the Company, entered into a Securities Purchase Agreement (“Purchase Agreement”) with an institutional investor (the “Purchaser”) pursuant to which the Purchaser agreed to purchase, and the Company agreed to issue and sell to the Purchaser in a private placement, an aggregate of 127,308 shares of the Company’s common stock, $0.001 par value, pre-funded warrants to purchase up to 197,620 shares of Common and warrants to purchase up to 324,928 shares of Common Stock. The purchase price per Share and associated Common Stock Warrant was $9.23 and the purchase price per Pre Funded Warrant and associated Common Stock Warrant was $9.23. Each Common Stock Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $7.67 per share. Each Pre Funded Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $0.0001 per share. The Common Stock Warrants are exercisable for a period of five years and six months commencing on the issuance date and the Pre Funded Warrants are exercisable until exercised. The Warrants also contain customary beneficial ownership limitations that may be waived at the option of each holder upon 61 days’ notice to the Company. The Private Placement closed on August 8, 2022. The gross proceeds to the Company, before deducting placement agent fees and other offering expenses, are approximately $3.0 million. On August 4, 2022, in connection with the Private Placement, the Company entered into a registration rights with the Purchaser, pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) to register for resale the Shares and any shares of the Company’s common stock issuable upon exercise of the Warrants within 30 days of the signing of the Registration Rights Agreement, with such registration statement becoming effective within 60 days after the signing of the Registration Rights Agreement, subject to adjustment in the event of a review by the SEC. The Company is subject to customary penalties and liquidated damages in the event it does not meet certain filing requirements and deadlines set forth in the Registration Rights Agreement. Pursuant to an engagement agreement, H.C. Wainwright & Co., LLC (the “Placement Agent’) was engaged by the Company to act as its placement agent for the Private Placement. The Company agreed to pay the Placement Agent a cash fee equal to 7.0% of the gross proceeds received by the Company in the Private Placement, in addition to the reimbursement of certain expenses. The Company also agreed to issue to the Placement Agent warrants to purchase up to 22,745 shares of Common Stock, exercisable for a period of five years and six months commencing on the issuance date, at an exercise price of $11.54 per share. The fair market of those warrants was $165 thousand as of date of issuance.